Operating segments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating segments
Non-current assets, except deferred taxes	$ 352,719	$ 333,229
Brazil
Operating segments
Non-current assets, except deferred taxes	154,543	134,335
United States of America
Operating segments
Non-current assets, except deferred taxes	112,317	119,015
United Kingdom
Operating segments
Non-current assets, except deferred taxes	69,574	65,288
Australia
Operating segments
Non-current assets, except deferred taxes	14,032	13,292
Other countries
Operating segments
Non-current assets, except deferred taxes	$ 2,253	$ 1,299